Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Notes and Accounts Receivable, Net
12.	NOTES AND ACCOUNTS RECEIVABLE, NET

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
At amortized cost
Notes and accounts receivable	$142,771.6	$193,733.2
Less: Loss allowance	(246.6)	(347.0)

	142,525.0	193,386.2
At FVTOCI	2,955.3	4,199.9

	$145,480.3	$197,586.1

The Company signed a contract with the bank to sell certain accounts receivable without recourse and transaction cost required. These accounts receivable are classified as at FVTOCI because they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets.
In principle, the payment term granted to customers is due 30 days from the invoice date or 30 days from the end of the month when the invoice is issued. Aside from recognizing impairment loss for credit-impaired accounts receivable, the Company recognizes loss allowance based on the expected credit loss ratio of customers by different risk levels with consideration of factors of historical loss ratios and customers’ financial conditions, competitiveness and business outlook. For accounts receivable past due over 90 days without collaterals or guarantees, the Company recognizes loss allowance at full amount.
Aging analysis of notes and accounts receivable

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Not past due	$140,933.6	$191,740.0
Past due
Past due within 30 days	4,784.4	6,186.8
Past due 31-60 days	8.7	6.2
Past due 61-120 days	0.1	0.1
Past due over 121 days	0.1	—
Less: Loss allowance	(246.6)	(347.0)

	$145,480.3	$197,586.1

All of the Company’s accounts receivable classified as at FVTOCI were not past due.

Movements of the loss allowance for accounts receivable

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$7.3	$325.3	$246.6
Provision (Reversal)	318.2	(78.5)	100.4
Effect of exchange rate changes	(0.2)	(0.2)	—

Balance, end of year	$325.3	$246.6	$347.0

For the years ended December 31, 2019, 2020 and 2021, the changes in loss allowance were mainly due to the variations in the balance of accounts receivable of different risk levels.